SHAREHOLDER LETTER


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YOUR FUND'S GOAL: FRANKLIN FLOATING RATE TRUST'S PRIMARY GOAL IS TO PROVIDE AS
HIGH A LEVEL OF CURRENT INCOME AND PRESERVATION OF CAPITAL AS IS CONSISTENT WITH INVESTMENT PRIMARILY IN SENIOR SECURED CORPORATE LOANS AND CORPORATE DEBT SECURITIES WITH FLOATING INTEREST RATES.
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for Franklin Floating Rate Trust covers the period ended January 31, 2002.


ECONOMIC OVERVIEW

After a sluggish start to 2001, the U.S. economy slowed further and entered a recession in the second half of the year as businesses cut down on expenditures and scaled back production. The terrorist attacks of September 11 only exacerbated the downturn. The Federal Reserve Board (the Fed), having anticipated the potential slowdown early in the year, continued its campaign of cutting short-term interest rates, lowering the federal funds target rate to just 1.75% on January 31, 2002, from 3.75% at the beginning of the period.




The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 10.



CONTENTS


Shareholder Letter ................  1

Performance Summary ...............  8

Financial Highlights &
Statement of Investments ..........  9

Financial Statements .............. 21

Notes to
Financial Statements .............. 24





[graphic omitted]
FUND CATEGORY
Global
Growth
Growth & Income
Income
Tax-Free Income

WHAT ARE SYNDICATED BANK LOANS?

SYNDICATED BANK LOANS ARE TYPICALLY SECURED, FLOATING RATE LOANS TO CORPORATE BORROWERS MADE BY A GROUP, OR SYNDICATE, OF BANKS AND OTHER LENDERS. A GROUP OF LENDERS PROVIDES CAPITAL TO COMPANIES FOR VARIED PURPOSES, SUCH AS MERGER AND ACQUISITION ACTIVITY, LEVERAGED BUYOUTS OR REFINANCINGS. BORROWING RATES ARE GENERALLY PEGGED TO AN INDEX, SUCH AS LIBOR, THE LONDON INTERBANK OFFERED RATE.



Long-term interest rates were flat during the six months under review, with the 10-year Treasury note yield ending the period where it began, at 5.07%. Short-term interest rates, as measured by the 3-month London InterBank Offered Rate (LIBOR), the benchmark underlying many of the Trust's floating rate loans, fell substantially, to 1.88% on January 31, 2002, down from 3.67% on July 31, 2001. Equity markets fluctuated wildly during the period, but remained range bound. At period-end, the Dow Jones Industrial Average stood at 9920.00, compared with 10522.80 at the beginning of the period.1


SYNDICATED BANK LOAN MARKET

The second half of 2001 was challenging for the bank loan asset class, as yield and asset value declines negatively impacted returns. September and October were two of the worst-performing months ever for the syndicated bank loan market with returns of -2.00% and -1.60%. Loan prices began to fall following the events of September 11, as investors priced in the certainty of a recession and realized that loan credit quality would most likely continue to deteriorate. Investors shunned higher risk, single B-rated names in favor of loans closer to investment-grade quality. Although the new-issue market did not shut down completely, most lower-rated deals remained on the sidelines. Moody's(R), an independent credit rating agency, added to this dire outlook when it increased its peak default rate forecast. The market punished specific sectors, including lodging and transportation, whose







1. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks. Total return, calculated by Wilshire Associates, Inc., includes reinvested dividends.

businesses fell due to the attacks, and telecommunications, which was suffering from overcapacity and too little demand.

In November, the loan market recovered, taking its cue from the equity and high yield bond market recoveries in October, and posted a 1.60% gain. The secondary market's turnaround benefited from strong money inflows largely due to a number of new institutional investors. The dearth of primary market issuance after September forced investors to look to the secondary market for opportunities as well.

Although financial markets seemed to have stabilized since September 11, the economic slowdown and difficult environment for loans persisted throughout the period. In particular, credit quality continued to deteriorate. According to Standard & Poor's Portfolio Management Data, 11 issuers defaulted during the fourth quarter, setting a new quarterly record for high yield bond and loan defaults. Credit agency downgrades also outpaced upgrades by 9.5 times among high yield borrowers.

Borrowers started to demand concessions from lenders through amendments and waivers to help them get through the difficult times. Furthermore, low interest rates, as a result of the Fed's attempts to stimulate the economy, reduced yields. Short-term interest rates plummeted to their lowest levels in decades, with the three-month LIBOR falling below 2.00%, sharply reducing the interest paid by borrowers.





TOP 10 HOLDINGS
1/31/02

COMPANY                              % OF TOTAL
SECTOR/INDUSTRY                      NET ASSETS
-----------------------------------------------

Conseco Inc.                               4.3%
LIFE & HEALTH INSURANCE

Wyndham International Inc.                 2.1%
HOTEL, RESORTS & CRUISELINES

Washington Group
International Inc.                         2.0%
ENGINEERING & CONSTRUCTION

Cricket Communications Inc.                1.9%
WIRELESS COMMUNICATIONS

UPC Distribution Holdings BV               1.9%
CABLE & SATELLITE TELEVISION

Blockbuster Inc.                           1.8%
MOVIES & ENTERTAINMENT

Wyndham International Inc.                 1.5%
HOTEL, RESORTS & CRUISELINES

Nextel Communications Inc.                 1.3%
WIRELESS COMMUNICATIONS

Charter Communications
Operating LLC                              1.3%
CABLE & SATELLITE TELEVISION

Integrated Health
Services Inc.                              1.3%
MANAGED HEALTH CARE

DIVIDEND DISTRIBUTIONS*
8/1/01-1/31/02

                     DIVIDEND
MONTH               PER SHARE
-----------------------------

August           6.0170 cents

September        5.5148 cents

October          6.3636 cents

November         4.7512 cents

December         5.0032 cents

January          4.6816 cents

-----------------------------
TOTAL           32.3314 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.






PORTFOLIO NOTES

Within this challenging environment, Franklin Floating Rate Trust posted a -0.70% cumulative total return for the six months ended January 31, 2002, as shown in the Performance Summary on page 8. The Fund's share price, as measured by net asset value, declined from $9.24 on July 31, 2001, to $8.85 at period-end, with the bulk of the decline occurring after the September 11 attacks.

During the six months under review, we continued to pursue our strategy of focusing on providing loans to companies with strong franchise value and asset coverage. Consistent with that approach, we added to our investments in the bank debt of Mission Energy Holding, parent company of Edison Mission Energy (EME), one of the world's largest independent electricity producers. EME's portfolio of power projects includes 33 domestic and 40 international power projects with aggregate generation capacity of 28,036 megawatts. EME also markets energy and manages risks associated with energy price fluctuations. A significant portion of the capacity and output from EME's facilities is sold under long-term contracts, providing more predictable revenue streams.

As a subsidiary of California utility Edison International, EME approached the bank loan market during a difficult period, with the entire California utility sector under pressure and facing uncertainty. Under these circumstances, the company had to pay lenders a significant interest rate over LIBOR. Eventually, the improvement in California's energy market, which also benefited EME's credit profile, caused the loans to trade at a significant premium over the par price, resulting in a healthy profit for the Fund.

The Trust also added to investments in the $900 million senior secured credit facility of Extended Stay America (ESA), which the company used to refinance outstanding debt. ESA, the fastest-growing hotel chain in U.S. history, operates 432 extended-stay lodging hotels in 41 states. ESA has a different business model than a typical hotel, which we view as more defensive. Three-quarters of the company's customers travel by car, and the average length of stay is significantly longer than at a typical leisure hotel. Also, ESA is geographically dispersed with a broad customer base and does not cater to large groups in urban areas. We believe ESA is well-positioned to weather further economic weakness due to its strong balance sheet, ample liquidity and unique business model.

During the reporting period, we also invested in the $225 million term loan of the Newkirk Master Limited Partnership, a real estate joint venture owned by three well-respected investment companies. The Newkirk partnerships own 242 properties throughout 35 states and are well diversified across various property types including retail, office and industrial, with virtually no lodging exposure. We considered this investment attractive because of its strong management team and property diversification, and the fact that approximately 80% of the properties are leased to investment grade tenants, giving us confidence that there will be a reliable stream of lease payments to service the term debt.

As the economic downturn became more pronounced, we began to position the Fund more defensively and made various investments in the food industry. We participated in one of the industry's larger mergers when Suiza Foods Company acquired Dean

Foods and formed a national dairy and foods company. As a result of the merger, the new Dean Foods company is now the country's largest fluid milk processor and third-largest ice cream processor. We noted that the $25 billion U.S. dairy industry is a mature but highly fragmented industry with excess capacity and that these factors have driven consolidation in recent years. We liked the company because the combined entity is the only company in the U.S. with a nationwide capacity for fluid dairy product distribution.

Looking forward, we will maintain our strategy of holding loans from companies that we believe possess defensive market positions and strong asset coverage in industries that we feel will do well even during periods of economic decline. With its relatively stable share price and potential for high, current income, we believe the Fund is an attractive investment for investors seeking to diversify portfolios heavily weighted in equities.

We appreciate your investment in Franklin Floating Rate Trust and welcome any comments or suggestions you might have.

Sincerely,





/S/SIGNATURE
Charles B. Johnson
Chairman
Franklin Floating Rate Trust





/S/SIGNATURE
Chauncey Lufkin
Portfolio Manager
Franklin Floating Rate Trust









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A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
January 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 1/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF THE FUND'S OPERATING EXPENSES. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION

                               CHANGE         1/31/02   7/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$0.39          $8.85     $9.24
DISTRIBUTIONS (8/1/01-1/31/02)
Dividend Income                $0.323314




PERFORMANCE

                                                                                        INCEPTION
                                      6-MONTH           1-YEAR         3-YEAR           (10/10/97)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1              -0.70%           -0.28%         +13.96%           +23.10%
Average Annual Total Return 2          -1.66%           -1.20%          +4.45%            +4.94%
Avg. Ann. Total Return (12/31/01) 3                     -0.99%          +4.55%            +4.99%
Distribution Rate 4                           6.22%
30-Day Standardized Yield 5                   7.91%






For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.






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Shares repurchased within 12 months of investment are subject to 1% early withdrawal charge. The Fund's manager agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the early withdrawal charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1% early withdrawal charge, assuming shares were redeemed within 12 months of purchase. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. The distribution rate is based on the annualization of daily distributions totaling 4.5274 cents per share during the last 30 days of January and the $8.85 NAV on 1/31/02.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 1/31/02.






8            Past performance does not guarantee future results.

FRANKLIN FLOATING RATE TRUST
Financial Highlights

                                                           SIX MONTHS ENDED
                                                           JANUARY 31, 2002             YEAR ENDED JULY 31,
                                                                            -------------------------------------------
                                                              (UNAUDITED)     2001        2000        1999      1998 A
                                                           ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................     $9.24         $9.85       $9.98      $10.04    $10.00
                                                           ------------------------------------------------------------
Income from investment operations:
 Net investment income ...................................      .322          .875        .839        .700      .482
 Net realized and unrealized gains (losses) ..............     (.389)        (.606)      (.130)      (.060)     .040
                                                           ------------------------------------------------------------
Total from investment operations .........................     (.067)         .269        .709        .640      .522
                                                           ------------------------------------------------------------
Less distributions from net investment income ............     (.323)        (.879)      (.839)      (.700)    (.482)
                                                           ------------------------------------------------------------
Net asset value, end of period ...........................     $8.85         $9.24       $9.85      $ 9.98    $10.04
                                                           ============================================================

Total return b ...........................................    (.70)%         2.80%       7.39%       6.62%     5.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................$2,185,553    $2,832,188  $2,541,497  $1,106,363  $168,537
Ratios to average net assets:
 Expenses ................................................     1.38% c       1.36%       1.35%       1.39%     1.32% c
 Expenses excluding waiver and payments by affiliate .....     1.38% c       1.36%       1.35%       1.41%     1.76% c
 Net investment income ...................................     7.28% c       9.07%       8.51%       6.93%     6.06% c
Portfolio turnover rate ..................................    28.58%        84.15%      66.27%      63.29%    45.32%



a For period October 10, 1997 (effective date) to July 31, 1998.
b Total return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.
c Annualized


                       See notes to financial statements.                      9

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 98.0%
a  SENIOR FLOATING RATE INTERESTS 97.0%
   ADVERTISING/MARKETING SERVICES .1%
   Adams Outdoor Advertising Inc., Term Loan B, 5.41%, 12/26/07 ........... $  3,000,000    $   3,027,189
                                                                                            --------------
   AEROSPACE & DEFENSE .8%
   Alliant Techsystems Inc., Term Loan B, 4.938%, 4/20/09 .................    2,813,287        2,849,334
   Fairchild Holdings, Term Loan B, 4.84 - 4.853%, 4/30/06 ................    8,560,063        7,383,055
   Veridian Corp., Term Loan, 5.52 - 5.58%, 9/14/06 .......................    4,924,938        4,912,626
   Vought Aircraft Industries, Term Loan X, 4.83%, 12/01/06 ...............    2,600,000        2,505,750
                                                                                            --------------
                                                                                               17,650,765
                                                                                            --------------
   AGRICULTURAL COMMODITIES/MILLING .1%
   Hines Nurseries Inc., Term Loan B, 5.563%, 2/28/05 .....................    2,970,000        2,892,038
                                                                                            --------------
   APPAREL
   St. John Knits International Inc., Term Loan B, 4.813 -
     5.063%, 7/31/07 ......................................................      765,451          765,451
                                                                                            --------------
   AUTO PARTS: O.E.M. 3.5%
   Dayco Products LLC, Term Loan B, 4.966 - 5.41%, 5/31/07 ................    4,231,718        4,196,455
   Exide Corp., Term Loan B, 7.08 - 7.499%, 12/18/05 ......................   18,097,909       13,731,788
   Metaldyne Inc., Term Loan B, 7.75%, 11/28/08 ...........................   20,664,493       19,579,607
   SPX Corp.,
    Term Loan B, 4.375 - 4.438%, 12/31/06 .................................    2,731,709        2,732,277
    Term Loan C, 4.688%, 12/31/07 .........................................    9,232,395        9,238,987
   Tenneco Automotive Inc.,
    Term Loan B, 5.95%, 11/04/07 ..........................................   15,368,975       13,985,767
   Term Loan C, 6.20%, 5/04/08 ............................................   15,368,975       13,985,767
                                                                                            --------------
                                                                                               77,450,648
                                                                                            --------------
   BROADCASTING 2.9%
   Benedek Broadcasting Corp., Term Loan B, 7.00%, 11/20/07 ...............   19,000,000       17,955,000
   Comcorp Broadcasting Inc., Term Loan, 5.25 - 5.86%, 3/31/03 ............    3,457,005        2,921,169
c  Comcorp Holdings Inc., Term Loan, 4.75 - 11.875%, 9/30/03 ..............    4,718,652        3,987,261
   Corus Entertainment, Term Loan B, 5.10%, 9/01/07 .......................    3,860,606        3,870,258
   Emmis Communications Corp., Term Loan B, 5.375 - 5.688%, 8/31/09 .......    1,949,027        1,958,219
   Nassau Broadcasting Partners LP, Term Loan B, 9.25%, 6/30/07 ...........    5,778,111        5,619,213
   Quorum Broadcasting Co., Term Loan B, 9.25%, 9/30/07 ...................    8,236,221        7,536,142
   Sinclair Broadcast Group Inc.,
    Incremental Term Loan B, 5.93%, 9/30/09 ...............................    5,000,000        5,030,000
    Revolver, 1.75 - 5.374%, 9/15/05 ......................................   12,011,938       11,426,356
   White Knight Broadcasting Inc., Term Loan B, 5.25 -
     5.86%, 3/31/03 .......................................................    3,525,555        2,979,094
                                                                                            --------------
                                                                                               63,282,712
                                                                                            --------------
   BUILDING PRODUCTS .8%
   Formica Corp., Term Loan B, 8.23 - 9.88%, 4/30/06 ......................       14,617           12,180
   Magnatrax Corp., Term Loan B, 6.511%, 11/15/05 .........................    4,196,711        3,756,056
   Tapco International Inc.,
    Term Loan B, 5.15 - 5.154%, 7/23/07 ...................................    7,478,693        7,216,939
    Term Loan C, 5.40 - 5.404%, 7/23/08 ...................................    6,259,943        6,040,845
                                                                                            --------------
                                                                                               17,026,020
                                                                                            --------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
a  SENIOR FLOATING RATE INTERESTS (CONT.)
   CABLE/SATELLITE TELEVISION 9.2%
   Century Cable (Adelphia),
    Discretionary Term Loan, 4.89%, 6/30/09 ................................$ 12,500,000    $  12,404,688
    Discretionary Term Loan, 4.87%, 12/31/09 ...............................   9,000,000        8,919,495
   Charter Communications CCVI,
    Revolver, 0.50%, 5/12/08 ...............................................     875,000          846,563
    Term Loan A, 2.97%, 5/12/08 ............................................   1,125,000        1,093,359
    Term Loan B, 4.22%, 11/12/08 ...........................................  20,000,000       19,735,220
   Charter Communications CCVIII, Term Loan B, 4.63%, 2/02/08 ..............  18,000,000       17,781,138
   Charter Communications Operating LLC,
    Incremental Term Loan, 4.48%, 9/18/08 ..................................  28,750,000       28,369,379
    Term Loan B, 4.52%, 3/18/08 ............................................   5,000,000        4,933,805
   Mediacom Illinois, Term Loan B, 4.71%, 12/31/08 .........................   5,000,000        5,028,515
   Olympus Cable Holdings, Term Loan B, 4.75%, 9/30/10 .....................   9,000,000        8,931,879
   Pegasus Media Communications Corp., Term Loan B, 5.438%, 4/30/05 ........  17,325,000       16,798,025
   UCA-HHC (Adelphia), Term Loan, 4.375%, 3/31/08 ..........................  26,000,000       25,842,908
   UPC Distribution Holdings BV, Term Loan B, 6.371%, 3/31/09 ..............  48,500,000       40,497,500
   Videotron Itee, Term Loan B, 4.59 - 4.625%, 12/01/09 ....................  10,000,000        9,984,380
                                                                                            --------------
                                                                                              201,166,854
                                                                                            --------------
   CASINOS/GAMING .9%
   Ameristar Casinos Inc.,
    Term Loan B, 5.688%, 12/20/06 ..........................................   1,801,706        1,818,597
    Term Loan C, 5.938%, 12/20/07 ..........................................   1,599,038        1,609,032
   Boyd Gaming Corp., Term Loan B, 5.02 - 5.37%, 6/15/03 ...................   1,921,500        1,922,701
   Greektown Casinos LLC., Term Loan B, 5.875 - 6.125%, 11/16/04 ...........   3,878,323        3,863,779
   Hollywood Casino Corp., 8.451%, 5/01/06 .................................   5,000,000        5,125,000
   Scientific Games Corp., Term Loan B, 6.125 - 6.375%, 9/30/07 ............   6,073,586        6,084,974
                                                                                            --------------
                                                                                               20,424,083
                                                                                            --------------
   CHEMICALS: SPECIALTY 1.2%
   Arteva B.V. (Kosa), Term Loan B, 5.409% 12/31/06 ........................   3,785,452        3,691,762
   Hercules Inc., Term Loan D, 5.16%, 11/15/05 .............................   1,980,000        1,976,907
   Ineos Group Ltd., Term Loan C, 5.405%, 6/30/09 ..........................   7,500,000        7,406,250
   Noveon Inc., Term Loam B, 5.625 - 5.875%, 9/30/08 .......................   4,975,000        4,978,627
   RK Polymers LLC, Term Loan B, 6.25 - 7.813%, 3/07/09 ....................   7,687,671        7,654,038
                                                                                            --------------
                                                                                               25,707,584
                                                                                            --------------
   COMMERCIAL PRINTING/FORMS .4%
   Mail-Well Inc., Term Loan B, 4.904 - 6.13%, 2/22/07 .....................   8,221,996        7,973,631
                                                                                            --------------
   CONSUMER SUNDRIES .4%
   American Greetings Corp., Term Loan B, 6.596%, 6/15/06 ..................   2,982,500        2,937,763
   Church & Dwight Co., Term Loan B, 4.38%, 5/27/09 ........................   1,000,000        1,007,875
   Playtex Products Inc.,
    Revolver, 0.50 - 2.75%, 5/31/07 ........................................   2,777,778        2,800,347
   Term Loan A, 4.52 - 4.934%, 5/31/07 .....................................   1,688,889        1,686,778
                                                                                            --------------
                                                                                                8,432,763
                                                                                            --------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
a  SENIOR FLOATING RATE INTERESTS (CONT.)
   Containers/Packaging 2.3%
   Crown Cork & Seal Co. Inc., Term Loan, 5.29%, 8/04/02 .................. $ 12,000,000    $  11,940,000
   Graham Packaging Co.,
    Term Loan B, 4.438%, 1/31/06 ..........................................    2,664,975        2,614,265
    Term Loan C, 4.688%, 1/31/07 ..........................................    2,208,122        2,166,106
    Term Loan D, 4.875 - 7.038%, 1/31/07 ..................................    9,095,000        8,921,940
   Impress Metal Packaging Ltd., Term Loan G, 5.234%, 12/31/06 ............      492,500          477,725
   Pliant Corp., Term Loan B, 5.938%, 5/31/08 .............................    2,857,143        2,834,523
   Stone Container Corp.,
    Term Loan F, 5.188%, 12/31/05 .........................................    7,522,081        7,522,668
    Term Loan G, 5.438%, 12/31/06 .........................................    4,408,001        4,402,098
    Term Loan H, 5.438%, 12/31/06 .........................................    3,515,700        3,510,992
   Tekni-Plex Inc., Term Loan B, 5.313%, 6/21/08 ..........................    4,925,000        4,818,290
                                                                                            --------------
                                                                                               49,208,607
                                                                                            --------------
   Department Stores .7%
   JC Penney Co. Inc., Revolver, 0.50%, 10/03/02 ..........................   15,000,000       14,250,000
                                                                                            --------------
   Drug Store Chains .6%
   Rite Aid Corp., Term Loan, 5.25 - 5.375%, 3/15/05 ......................   10,500,000       10,337,250
   Shoppers Drug Mart, Term Loan C, 4.875%, 2/04/08 .......................    2,536,654        2,549,865
                                                                                            --------------
                                                                                               12,887,115
                                                                                            --------------
   Electrical Products .5%
   Neptune Technology Group Inc., Term loan B, 5.435%, 11/01/08 ...........    4,000,000        4,045,000
   Superior Telecom Inc., Term Loan B, 6.688%, 11/27/05 ...................    9,132,822        6,174,436
                                                                                            --------------
                                                                                               10,219,436
                                                                                            --------------
   Electronic Components .6%
   Seagate Technology International, Term Loan B, 5.188%, 11/22/06 ........   13,260,126       13,280,851
                                                                                            --------------
   Engineering & Construction 2.8%
   URS Corp.,
    Term Loan B, 4.875 - 6.75%, 6/09/06 ...................................      880,742          858,724
    Term Loan C, 5.125 - 7.00%, 6/09/07 ...................................      880,742          858,724
   Washington Group International Inc.,
    Synthetic Term Loan, 3.10%, 7/23/04 ...................................   17,000,000       16,065,000
  c Term Loan B, 7.00%, 7/07/07 ...........................................   52,269,286       43,697,123
                                                                                            --------------
                                                                                               61,479,571
                                                                                            --------------
   Environmental Services 2.6%
   Allied Waste Industries Inc.,
    Term Loan B, 4.563 - 4.688%, 7/30/06 ..................................   15,083,383       14,909,577
    Term Loan C, 4.875 - 5.50%, 7/30/07 ...................................   18,911,173       18,693,259
   Environmental Systems, Products Holdings Inc.,
    PIK Loan, 5.37 - 5.404%, 12/31/04 .....................................    8,831,782        5,961,453
   Term Loan, 5.846 - 6.096%, 12/31/04 ....................................   19,322,191       17,051,834
                                                                                            --------------
                                                                                               56,616,123
                                                                                            --------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
a  SENIOR FLOATING RATE INTERESTS (CONT.)
   Financial Conglomerates .7%
   Ares IV, Term Loan D, 7.903%, 12/22/12 .................................  $ 1,364,358    $   1,239,434
   Centurion II, Tranche D, 7.999%, 11/12/12 ..............................    2,500,000        2,167,188
   Clydesdale CLO, Tranche D, 8.27%, 3/22/13 ..............................    2,000,000        1,875,625
   Finova Group Inc., 7.50%, 11/15/09 .....................................   17,086,000        6,578,110
   First Dominion Funding II, sub. floating rate deb.,
     Series A-D 144A, 7.45%, 4/25/14 ......................................    3,000,000        2,563,125
   Highland CLO I, Term Loan D, 8.45%, 6/01/11 ............................    2,000,000        1,755,000
                                                                                            --------------
                                                                                               16,178,482
                                                                                            --------------
   Food Chains .1%
   Winn-Dixie Stores, Term Loan B, 4.625%, 3/31/07 ........................    1,536,012        1,543,213
                                                                                            --------------
   Food: Major Diversified 1.6%
   Agrilink Foods Inc.,
    Term Loan B, 5.83 - 6.551%, 9/30/04 ...................................    4,220,323        4,098,989
    Term Loan C, 6.08 - 6.801%, 9/30/05 ...................................    4,326,446        4,202,061
   Aurora Food Holdings, Revolver, 0.50% - 5.61%, 6/30/05 .................    5,996,960        5,614,654
   CP Kelco,
    Term Loan B, 5.659%, 3/31/08 ..........................................    3,316,667        3,150,833
    Term Loan C, 5.909%, 9/30/08 ..........................................    1,108,333        1,052,917
   International Multifoods Corp., Term Loan B, 4.74 - 5.00%, 2/28/08 .....    2,000,000        2,005,000
   Merisant Corp., Term Loan B, 5.19%, 3/17/07 ............................    1,078,143        1,079,042
   Nutrasweet,
    Second Lien Term Loan, 7.188%, 5/24/09 ................................    3,000,000        2,985,939
    Term Loan B, 5.375 - 5.563%, 5/24/07 ..................................    1,661,216        1,661,216
   Suiza Foods Corp., Term Loan B, 4.91%, 12/21/08 ........................   10,000,000       10,076,790
                                                                                            --------------
                                                                                               35,927,441
                                                                                            --------------
   Hospital/Nursing Management 4.9%
   Genesis Health Ventures Inc.,
    Delayed Draw, 5.37 - 5.86%, 3/30/07 ...................................    2,191,781        2,195,207
    Floating Rate Note, 6.881%, 4/02/07 ...................................    5,380,442        5,333,363
    Term Loan B, 5.93%, 3/30/07 ...........................................    7,788,699        7,856,850
   Iasis Healthcare Corp.,
    Term Loan A, 5.60 - 5.62%, 9/30/04 ....................................    4,583,333        4,553,734
    Term Loan B, 6.35 - 6.37%, 9/30/06 ....................................    7,303,123        7,317,955
c  Integrated Health Services Inc.,
    Revolver, 0.50 - 9.75%, 9/15/03 .......................................   29,034,999       16,245,082
    Term Loan B, 9.75%, 9/15/03 ...........................................   49,467,986       28,093,710
    Term Loan C, 9.75%, 9/15/03 ...........................................   15,973,403        9,071,567
c  Mariner Post-Acute Network Inc.,
    Revolver, 0.50 - 7.00%, 3/31/04 .......................................   16,787,974       11,038,093
    Term Loan A, 7.00%, 3/31/04 ...........................................    6,915,170        4,546,724
    Term Loan B, 7.00%, 3/31/05 ...........................................    9,302,095        6,116,128
    Term Loan C, 7.00%, 3/31/06 ...........................................    4,999,429        3,287,125
   Triad Hospitals Inc., Term Loan B, 4.83%, 9/30/08 ......................      997,273        1,009,303
                                                                                            --------------
                                                                                              106,664,841
                                                                                            --------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
a  SENIOR FLOATING RATE INTERESTS (CONT.)
   Hotel/Resorts/Cruiselines 5.1%
   Extended Stay America Inc., Term Loan B, 4.77%, 7/01/07 ................  $ 9,000,000     $  9,000,801
   Sunburst Hospitality Corp., Term Loan, 5.77%, 12/21/05 .................   16,870,651       16,195,825
   Wyndham International Inc.,
    Increasing Rate Note, 6.625%, 6/05/03 .................................   36,312,167       32,635,560
    Revolver, 2.00 - 5.625%, 6/30/05 ......................................   10,000,000        8,575,000
   Term Loan B, 6.625%, 6/30/04 ...........................................   50,872,071       44,894,602
                                                                                            --------------
                                                                                              111,301,788
                                                                                            --------------
   Household/Personal Care .1%
   Mary Kay Inc., Term Loan B, 5.739%, 10/03/07 ...........................    2,000,000        2,000,000
                                                                                            --------------
   Industrial Machinery .3%
   Blount International Inc., Term Loan B, 6.41 - 6.80%, 6/30/06 ..........    2,448,897        2,409,102
   Gleason Corp., Term Loan B, 5.375 - 5.50%, 2/18/08 .....................    4,594,372        4,594,372
                                                                                            --------------
                                                                                                7,003,474
                                                                                            --------------
   Life/Health Insurance 4.3%
   Conseco Inc., Term Loan, 4.25 - 4.4375%, 9/30/03 .......................  110,839,350       94,767,644
                                                                                            --------------
   Major Telecommunications 3.4%
   Alec Holdings Inc.,
    Term Loan B, 4.875%, 11/04/07 .........................................    2,631,579        2,578,947
    Term Loan C, 5.00%, 5/14/08 ...........................................    2,368,421        2,321,053
   Allegiance Telecom Inc.,
    Delayed Draw Term Loan, 6.28%, 12/31/06 ...............................   10,500,000        8,767,500
    Revolver, 0.50 - 6.28%, 12/31/06 ......................................   24,500,000       20,457,500
   E.Spire Communications Inc., Term Loan C, 8.75%, 8/01/06 ...............   16,877,867       13,080,347
   ICG Communications Inc., Term Loan B, 9.00%, 3/31/06 ...................    2,399,045        2,339,069
   Mcleod USA Inc., Term Loan B, 5.23%, 5/31/08 ...........................   15,000,000       10,125,000
c  Northpoint Communications Group Inc., Term Loan, 9.50%, 3/31/04 ........   11,929,408        7,873,410
c  WCI Capital Corp., Term Loan B, 10.25%, 3/31/07 ........................   30,500,000          434,625
c  Winstar Communications Inc., DIP, 7.75%, 12/31/02 ......................    5,833,333        1,458,333
   XO Communications Inc., Term Loan B, 7.00%, 6/30/07 ....................   10,500,000        6,544,997
                                                                                            --------------
                                                                                               75,980,781
                                                                                            --------------
   Managed Health Care .4%
   Pacificare Health Systems Inc., Term Loan, 5.69%, 1/02/03 ..............    9,615,385        9,092,548
                                                                                            --------------
   Marine Shipping .6%
   Great Lakes Transportation LLC, Term Loan, 5.75 - 5.938%, 3/23/08 ......   13,721,050       13,446,629
                                                                                            --------------
   Media Conglomerates .8%
c  Bridge Information Systems Inc.,
    Multi-Draw Term Loan, 7.50%, 5/29/03 ..................................      816,975          342,108
    Term Loan A, 7.50%, 5/29/03 ...........................................      810,243          339,289
    Term Loan B, 6.75%, 5/29/05 ...........................................   24,595,094       10,299,195
   PEI Holdings, Term Loan B, 6.363 - 6.418%, 3/15/06 .....................    7,079,622        6,831,835
                                                                                            --------------
                                                                                               17,812,427
                                                                                            --------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
a  SENIOR FLOATING RATE INTERESTS (CONT.)
   Medical/Nursing Services 1.0%
   Alliance Imaging Inc.,
    Term Loan B, 4.50 - 5.813%, 11/30/07 ..................................  $   242,450    $     243,865
    Term Loan C, 4.75 - 6.063%, 11/30/08 ..................................      234,119          235,484
   American HomePatient Inc., Term Loan, 5.25%, 12/31/02 ..................   20,856,550       16,815,594
   Maxxim Medical,
    Term Loan B, 5.879%, 5/12/06 ..........................................    2,092,978        1,574,966
   Term Loan C, 6.129%, 5/12/07 ...........................................    2,092,978        1,574,966
                                                                                            --------------
                                                                                               20,444,875
                                                                                            --------------
   Medical Specialties .1%
   Hanger Orthopedic Group Inc., Term Loan B, 6.158%, 12/31/06 ............    2,665,257        2,643,602
                                                                                            --------------
   Metal Fabrication .4%
   Mueller Group, Term Loan D, 5.83 - 6.10%, 8/16/07 ......................    8,237,046        8,226,749
                                                                                            --------------
   Military/Government/Technical .1%
   DRS Technologies Inc., Term Loan, 5.10 - 5.52%, 9/28/08 ................    2,493,750        2,516,351
                                                                                            --------------
   Miscellaneous Commercial Services 1.1%
   Burhmann US Inc., Term Loan B, 5.50%, 10/26/07 .........................   20,864,149       20,171,168
   Outsourcing Solutions Inc., Term Loan B, 5.83%, 6/01/06 ................    4,887,500        4,582,031
                                                                                            --------------
                                                                                               24,753,199
                                                                                            --------------
   Miscellaneous Manufacturing .6%
   General Cable Corp., Term Loan B, 5.125%, 5/27/07 ......................    3,212,109        3,091,654
   Mediapak Holdings Corp.,
    Term Loan B, 5.645%, 1/14/06 ..........................................    5,744,287        4,595,429
   Term Loan C, 5.895%, 1/14/07 ...........................................    5,744,287        4,595,429
                                                                                            --------------
                                                                                               12,282,512
                                                                                            --------------
   Movies/Entertainment 5.5%
   AMC Entertainment Inc., 0.50 - 1.50%, Revolver, 4/10/04 ................   10,000,000        9,565,000
   AMF Bowling Inc., Term Loan A, 7.50%, 3/31/02 ..........................      841,769          739,353
   Blockbuster Inc., Revolver, 7/01/04 ....................................   41,465,384       39,837,868
   Dreamworks Film Trust II, Term Loan B, 4.527%, 1/15/09 .................    2,700,000        2,718,563
   Fitness Holdings Worldwide Inc.,
    Term Loan B, 6.063%, 11/02/06 .........................................    4,920,000        4,149,198
    Term Loan C, 6.313%, 11/02/07 .........................................   10,156,456        8,565,275
   Hoops LP (Memphis Grizzlies), Term Loan, 5.24%, 9/30/05 ................   10,000,000        9,987,500
   Loews Cineplex Entertainment Corp.,
    DIP, 0.50 - 6.50%, 3/31/02 ............................................    2,940,699        2,940,699
    Revolver, 0.50 - 6.25%, 5/14/03 .......................................   24,284,675       22,736,527
   Phoenix Suns, Term Loan B, 4.105 - 4.36%, 3/31/05 ......................   10,000,000       10,000,000
   United Artist Theaters, Term Loan, 5.83%, 2/02/05 ......................    1,870,154        1,857,491
   Washington Football Group,
    Holdings Term Loan, 5.398%, 10/22/04 ..................................    6,600,000        6,616,500
   Operating Term Loan, 4.023%, 10/22/04 ..................................      300,000          300,000
                                                                                            --------------
                                                                                              120,013,974
                                                                                            --------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED) (CONT.)


                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
a  SENIOR FLOATING RATE INTERESTS (CONT.)
   Other Consumer Services .5%
   Sotheby's Holdings Inc., Term Loan B, 4.813 - 4.92%, 8/11/02 ........... $ 10,000,000    $   9,850,000
                                                                                            --------------
   Other Consumer Specialties .1%
   Holmes Products Corp., Term Loan B, 6.063 - 6.125%, 2/05/07 ............    1,791,353        1,446,518
                                                                                            --------------
   Other Metals/Minerals .2%
   Better Minerals & Aggregates, Term Loan B, 5.50 - 7.75%, 9/30/07 .......    4,868,421        4,491,118
                                                                                            --------------
   Other Transportation 1.6%
   Eurotunnel Finance Ltd.,
    Tier 1 Jr Debt, 7.03%, 7/01/25 (United Kingdom) .......................   13,902,672 GBP   18,048,030
    Tier 2 Jr Debt, 7.03%, 7/01/25 (United Kingdom) .......................   14,000,000 GBP   16,100,128
                                                                                            --------------
                                                                                               34,148,158
                                                                                            --------------
   Pharmaceuticals: Generic .1%
   Alpharma Operating Corp., Term Loan B, 5.25%, 10/05/08 .................    3,120,833        3,118,883
                                                                                            --------------
   Printing/Forms 2.2%
   American Reprographics, Term Loan B, 5.563%, 4/10/08 ...................   16,211,505       15,887,275
c  Dimac Holdings, Term Loan A, 7.75%, 12/31/05 ...........................    2,092,640          230,190
c  Dimac Marketing Partners,
    Revolver, 7.75%, 7/01/03 ..............................................      233,270           25,660
    Term Loan A, 7.75%, 7/01/03 ...........................................      520,564           57,262
    Term Loan B, 7.75%, 1/01/05 ...........................................    2,003,533          220,389
   Vertis,
    Term Loan B, 6.063 - 6.85%, 12/09/08 ..................................    9,819,557        8,432,545
    Bridge Term Loan, 12.881%, 12/09/09 ...................................   25,000,000       20,750,000
   Yellow Book USA, Term Loan C, 5.33%, 3/31/10 ...........................    2,000,000        2,008,438
                                                                                            --------------
                                                                                               47,611,759
                                                                                            --------------
   Property-Casualty Insurance 1.3%
   White Mountain Insurance Group Inc., Term Loan B, 4.895%, 3/31/07 ......   28,000,000       28,093,324
                                                                                            --------------
   Publishing: Books/Magazines .9%
   American Media Inc., Term Loam B, 6.84 - 6.87%, 4/01/07 ................      992,490          999,313
   Primedia Inc., Term Loan B, 4.563 - 4.688%, 6/30/09 ....................   10,945,000       10,343,025
   Reiman Publications Co., Term Loan B, 5.625%, 11/30/05 .................    3,436,592        3,462,367
   Weekly Reader, Term Loan, 5.74 - 5.91%, 11/08/06 .......................    4,787,755        4,620,184
                                                                                            --------------
                                                                                               19,424,889
                                                                                            --------------
   Publishing: Newspapers .8%
   Canwest Media Inc.,
    Term Loan B, 5.511%, 5/15/08 ..........................................    6,619,732        6,686,519
    Term Loan C, 5.761%, 5/15/09 ..........................................    4,135,695        4,177,420
   Trader.Com, (Netherlands)
    Term Loan B, 5.08%, 12/31/06 ..........................................    4,178,945        4,074,471
    Term Loan C, 5.58%, 12/31/07 ..........................................    3,019,719        2,944,226
                                                                                            --------------
                                                                                               17,882,636
                                                                                            --------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED) (CONT.)


                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
a  SENIOR FLOATING RATE INTERESTS (CONT.)
   Pulp & Paper 1.1%
   Alabama Pine & Pulp,
    PIK Term Loan B, 5.83%, 6/30/05 ....................................... $  3,960,284    $     306,922
    PIK Term Loan C, 10.75%, 6/30/05 ......................................    5,618,180          435,409
    Revolver, 0.50 - 9.83%, 6/30/03 .......................................    5,000,000        4,987,500
   Term Loan A, 5.83%, 6/30/03 ............................................   37,105,162       19,016,396
                                                                                            --------------
                                                                                               24,746,227
                                                                                            --------------
   Railroads .2%
   Helm Holding Corp., Term Loan B, 5.58 - 6.75%, 10/18/06 ................    5,155,000        4,587,950
                                                                                            --------------
   Real Estate Investment Trusts 3.1%
   Corrections Corp. of America,
    Term Loan B, 7.24%, 12/31/02 ..........................................   16,257,369       16,237,047
    Term Loan C, 7.24%, 12/31/02 ..........................................   21,775,418       21,748,199
   Newkirk Master LP, Term Loan, 9.25%, 1/30/05 ...........................   13,000,000       12,870,000
   Ventas Realty LP,
    Term Loan B, 5.16%, 12/31/05 ..........................................    6,840,316        6,834,974
   Term Loan C, 6.16%, 12/31/07 ...........................................    9,912,808        9,908,674
                                                                                            --------------
                                                                                               67,598,894
                                                                                            --------------
   Rental/Leasing 2.1%
   Ashtead Group, Term Loan B, 6.60%, 6/30/07 .............................   19,760,000       19,315,400
   Nations Rent Inc., Term Loan, 6.25 - 7.00%, 7/20/06 ....................   31,851,548       18,712,784
   Rent-A-Center Inc., Revolver, 0.25 - 1.25%, 7/31/04 ....................    3,108,808        3,015,544
   Rent-Way Inc., Term Loan B, 7.909%, 9/30/06 ............................    5,314,932        4,610,704
   United Rentals Inc., Term Loan B, 9/30/07 ..............................       17,468           17,614
                                                                                            --------------
                                                                                               45,672,046
                                                                                            --------------
   Semiconductors 1.1%
   ON Semiconductor Corp.,
    Revolver, 0.50 - 5.938%, 8/04/05 ......................................    1,071,429          842,411
    Term Loan A, 5.938%, 8/04/05 ..........................................      121,431           95,475
    Term Loan B, 5.938%, 8/04/06 ..........................................    9,581,482        7,531,044
    Term Loan C, 5.938%, 8/04/07 ..........................................   10,318,519        8,110,356
   Term Loan D, 5.938%, 8/04/07 ...........................................    8,955,000        7,038,630
                                                                                            --------------
                                                                                               23,617,916
                                                                                            --------------
   Specialty Stores .1%
   Petco Animal Supplies Inc., Term Loan B, 5.33 - 5.37%, 10/02/08 ........    1,994,872        1,999,859
                                                                                            --------------
   Specialty Telecommunications 2.4%
c  360 Networks Inc., Term Loan, 8.25%, 12/15/07 ..........................   19,000,000        4,370,000
c  Global Crossing Holdings Ltd., Term Loan B, 4.91%, 8/15/06 .............    2,472,744          743,369
   Level 3 Communications Inc.,
    Revolver, 0.50%, 9/30/07 ..............................................   23,636,364       14,713,636
    Term Loan A, 4.59%, 9/30/07 ...........................................   13,363,636        8,419,091
   Pacific Crossing Ltd., Term Loan, 4.125%, 7/28/06 ......................   23,025,712        9,785,927
   RCN Corp., Term Loan B, 5.50%, 6/03/07 .................................   21,000,000       15,120,000
                                                                                            --------------
                                                                                               53,152,023
                                                                                            --------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED) (CONT.)


                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
a  SENIOR FLOATING RATE INTERESTS (CONT.)
   Steel .8%
   Ispat Sidbec Inc.,
    Term Loan B, 6.159%, 7/16/04 .......................................... $  6,069,557    $   4,855,646
    Term Loan C, 6.659%, 1/16/05 ..........................................    6,069,557        4,855,646
c  LTV Corp., Term Loan, 8.375%, 10/31/04 .................................    9,376,333        8,063,647
                                                                                            --------------
                                                                                               17,774,939
                                                                                            --------------
   Telecommunications Equipment .8%
   Acterna Dynatech Corp., Term Loan B, 5.909%, 9/30/07 ...................   23,341,176       16,747,294
                                                                                            --------------
   Textiles 1.3%
   Foamex International Inc.,
    Term Loan B, 6.25%, 6/30/05 ...........................................    1,520,458        1,479,912
    Term Loan C, 6.50%, 6/30/06 ...........................................    1,382,239        1,345,379
    Term Loan D, 6.625%, 12/31/06 .........................................    7,099,563        6,910,239
   Pillowtex Corp.,
    DIP, 0.50%, 6/30/02 ...................................................    6,666,667        6,633,333
    Term Loan B, 4.37 - 5.87%, 12/31/04 ...................................   26,457,839        9,524,822
c  Synthetic Industries Inc., Bridge Loan, 12.25%, 6/14/08 ................   10,000,000        2,500,000
                                                                                            --------------
                                                                                               28,393,685
                                                                                            --------------
   Tools/Hardware .1%
   Shop Vac Corp., Term Loan, 4.52%, 6/30/07 ..............................    2,985,000        2,970,075
                                                                                            --------------
   Utilities 3.5%
   AES EDC Funding II LLC, Term Loan, 4.858%, 10/06/03 ....................   25,000,000       23,437,500
   AES New York Funding LLC, Term Loan, 6.875%, 2/28/05 ...................   21,000,000       20,881,875
   Mission Energy Holding,
    Term Loan A, 9.381%, 6/30/06 ..........................................    6,233,766        6,607,792
    Term Loan B, 9.381%, 6/30/06 ..........................................   17,766,234       18,832,208
   Western Resources Inc., Term Loan, 4.51 - 4.61%, 3/17/03 ...............    6,344,924        6,334,347
                                                                                            --------------
                                                                                               76,093,722
                                                                                            --------------
   Wholesale Distributors .3%
   Wilmar Industries Inc., Term Loan B, 5.90%, 9/29/07 ....................    7,406,250        6,665,625
                                                                                            --------------
   Wireless Communications 10.9%
   Alamosa Holdings Inc., Term Loan, 5.75%, 2/15/08 .......................   13,513,514       13,344,595
   American Cellular Inc., Term Loan C, 5.13%, 2/25/09 ....................    3,373,740        3,324,366
c  Arch Wireless Inc.,
    Term Loan B, 7.375%, 6/30/05 ..........................................    3,173,508          567,265
    Term Loan B-1, 6.875%, 6/30/06 ........................................   90,277,859       16,052,577
    Term Loan C, 8.875%, 6/30/06 ..........................................   44,578,487        7,810,507
   Centennial Cellular Operating Co.,
    Term Loan C, 5.12 - 5.35%, 11/30/07 ...................................    4,456,572        3,877,217
    Term Loan B, 5.10 - 5.14%, 5/31/07 ....................................    7,773,496        6,762,942
   Cricket Communications Inc., Term Loan, 6.50%, 6/30/07 .................   55,000,000       41,490,625
   Microcell Connexions Inc.,
    Term Loan B, 4.909%, 3/01/06 ..........................................    5,601,575        4,957,394
    Term Loan E, 4.981%, 3/01/06 ..........................................    5,000,000        4,475,000

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED) (CONT.)


                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------

 LONG TERM INVESTMENTS (CONT.)
a  SENIOR FLOATING RATE INTERESTS (CONT.)
   Wireless Communications (cont.)
   Nextel Communications Inc.,
    Term Loan A, 4.07 - 4.188%, 12/31/07 .................................. $  7,968,750   $    6,921,425
    Term Loan B, 5.563%, 1/29/08 ..........................................   11,750,000       10,460,438
    Term Loan C, 5.688%, 7/29/08 ..........................................   16,750,000       14,911,688
    Term Loan D, 5.083%, 3/31/09 ..........................................   33,000,000       28,824,246
   Nextel Operations Inc.,
    Leveraged Lease I, 7.375%, 3/15/05 ....................................    3,696,756        3,680,583
    Leveraged Lease II, 5.25%, 2/08/07 ....................................   12,817,691       12,761,614
   Nextel Partners Inc., Term Loan C, 6.36%, 7/29/08 ......................   18,000,000       16,920,000
   Rural Cellular Corp.,
    Term Loan B, 5.48%, 10/03/08 ..........................................    5,988,093        5,784,923
    Term Loan C, 5.73%, 4/03/09 ...........................................    5,988,093        5,784,923
   Satelites Mexicanos, Term Loan C, 144A, 6.33%, 6/30/04 .................    5,528,000        4,968,290
   Spectrasite Communications Inc., Term Loan B, 5.85 - 6.17%, 2/22/07 ....   12,000,000       10,289,256
   Sygnet Wireless Inc., Term Loan C, 5.62%, 12/23/07 .....................    1,666,361        1,597,797
   Telecorp PCS Inc., Term Loan B, 4.91%, 11/17/08 ........................    5,000,000        4,986,720
c  Teligent Inc.,
    Conversion Term Loan, 9.50%, 6/30/06 ..................................   22,575,000          865,367
    Multi-Draw Term Loan, 9.50 - 9.865%, 6/30/06 ..........................   21,125,000          809,785
   Tritel Holding Corp., Term Loan B, 6.36%, 12/31/07 .....................    5,000,000        5,003,124
                                                                                           ---------------
                                                                                              237,232,667
                                                                                           ---------------
   TOTAL SENIOR FLOATING RATE INTERESTS ($2,441,257,180) ..................                 2,119,662,178
                                                                                           ---------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED) (CONT.)



                                                                               PRINCIPAL
                                                                                 AMOUNT*         VALUE
----------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   Common Stocks & Warrants .9%
   Auto Parts: O.E.M.
   Exide Technologies., wts., 3/18/06 .....................................       74,278           $  102
                                                                                           ---------------
   Environmental Services
   Environmental Systems Products Holdings Inc. ...........................       49,939                5
                                                                                           ---------------
   Medical/Nursing Services .8%
   Genesis Health Ventures Inc. ...........................................    1,187,626       19,002,016
                                                                                           ---------------
   Movies/Entertainment .1%
   United Artist Theaters .................................................      220,857        1,269,928
                                                                                           ---------------
   Packaged Software
d  Rivus Internet Group Inc. ..............................................       72,960               --
                                                                                           ---------------
   TOTAL COMMON STOCKS & WARRANTS (COST $29,171,810)                                           20,272,051
                                                                                           ---------------
   Preferred Stocks
   Advertising/Marketing Services
   Dimac Holdings, 20% PIK pfd. ...........................................    1,265,651               --
                                                                                           ---------------
   Environmental Services
   Environmental Systems Products Holdings Inc., pfd. .....................        8,032          843,362
                                                                                           ---------------
   TOTAL PREFERRED STOCKS (COST $356,100)                                                         843,362
                                                                                           ---------------
   Convertible Preferred Stocks .1%
   Medical/Nursing Services
   Genesis Health Ventures Inc., 6.00%, cvt. pfd. .........................       12,576        1,246,596
                                                                                           ---------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,232,448) ...................                     1,246,596
                                                                                           ---------------
   TOTAL LONG TERM INVESTMENTS (COST $2,472,017,538) ......................                 2,142,024,187
                                                                                           ---------------
   Short Term Investments 5.8%
b  Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $126,326,310)          126,326,310
                                                                                           ---------------
   TOTAL INVESTMENTS (COST $2,598,343,848) 103.8% .........................                 2,268,350,497
                                                                                           ---------------
   OTHER ASSETS, LESS LIABILITIES (3.8)% ..................................                   (82,797,662)
                                                                                           ---------------
   NET ASSETS 100.0% ......................................................                $2,185,552,835
                                                                                           ---------------


 CURRENCY ABBREVIATIONS:
 GBP - British Pounds



* The principal amount is stated in U.S. Dollars unless otherwise indicated.
a Senior secured corporate loans in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Rate (LIBOR), on the set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
b The Franklin Institutional Fiduciary Trust Money Market Portfolio (The "Sweep
  Money Fund") is managed by Franklin Advisers, Inc.
c See Note 6 regarding defaulted securities.
d See Note 7 regarding restricted securities.


20                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2002 (UNAUDITED)


Assets:
 Investments in securities:
   Cost .................................................................................  $2,598,343,848
                                                                                           ===============
   Value ................................................................................   2,268,350,497
 Cash ...................................................................................       5,072,239
 Receivables:
   Investment securities sold ...........................................................      38,806,585
   Capital shares sold ..................................................................       1,614,568
   Interest .............................................................................       7,811,648
 Organization costs .....................................................................          15,467
 Other assets ...........................................................................         138,458
                                                                                           ---------------
        Total assets ....................................................................   2,321,809,462
                                                                                           ---------------
Liabilities:
 Payables:
   Investment securities purchased ......................................................       9,803,076
   Affiliates ...........................................................................       2,337,633
   Shareholders .........................................................................       4,038,306
 Distributions to shareholders ..........................................................       4,712,312
 Unfunded loan commitments ..............................................................     114,497,242
 Other liabilities ......................................................................         868,058
                                                                                           ---------------
        Total liabilities ...............................................................     136,256,627
                                                                                           ---------------
         Net assets, at value ...........................................................  $2,185,552,835
                                                                                           ===============
Net assets consist of:
 Undistributed net investment income ....................................................      (1,580,403)
 Net unrealized depreciation ............................................................    (329,806,677)
 Accumulated net realized loss ..........................................................      (1,269,760)
 Capital shares .........................................................................   2,518,209,675
                                                                                           ---------------
         Net assets, at value ...........................................................  $2,185,552,835
                                                                                           ===============
 Net asset value and maximum offering price per share
   ($2,185,552,835 / 246,966,138 shares outstanding) a ..................................  $         8.85
                                                                                           ===============


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                            See notes to financial statements.                21

FRANKLIN FLOATING RATE TRUST
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)


Investment income:
 Dividends ...............................................................................  $   1,139,239
 Interest ................................................................................    108,092,914
                                                                                            --------------
        Total investment income ..........................................................    109,232,153
                                                                                            --------------
Expenses:
 Management fees (Note 3) ................................................................      9,893,559
 Administrative fees (Note 3) ............................................................      1,245,202
 Transfer agent fees (Note 3) ............................................................      5,095,139
 Custodian fees ..........................................................................         13,008
 Reports to shareholders .................................................................         36,785
 Registration and filing fees ............................................................        334,437
 Professional fees .......................................................................        276,190
 Trustees' fees and expenses .............................................................          1,749
 Amortization of organization costs ......................................................         14,009
 Other ...................................................................................        268,368
                                                                                            --------------
        Total expenses ...................................................................     17,178,446
        Interest expense and commitment fees (Note 1) ....................................        152,659
                                                                                            --------------
         Net expenses ....................................................................     17,331,105
                                                                                           ---------------
          Net investment income ..........................................................     91,901,048
                                                                                            ==============
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ............................................................................     11,472,174
  Foreign currency transactions ..........................................................       (120,994)
                                                                                            --------------
          Net realized gain ..............................................................     11,351,180
 Net unrealized appreciation (depreciation) on:
  Investments ............................................................................   (130,311,066)
  Translation of assets and liabilities denominated in foreign currencies ................        185,266
                                                                                            --------------
          Net unrealized depreciation ....................................................   (130,125,800)
                                                                                           ---------------
Net realized and unrealized loss .........................................................   (118,774,620)
                                                                                           ---------------
Net decrease in net assets resulting from operations .....................................  $ (26,873,572)
                                                                                            ==============


22                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2002 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2001


                                                                                 SIX MONTHS         YEAR
                                                                                    ENDED           ENDED
                                                                              JANUARY 31, 2002  JULY 31, 2001
                                                                              -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................$   91,901,048  $  266,212,179
  Net realized gain (loss) from investments and foreign currency transactions    11,351,180     (11,003,395)
  Net unrealized depreciation on investments and translation of assets and
   liabilities denominated in foreign currencies ............................  (130,125,800)   (176,046,520)
                                                                             -------------------------------
        Net increase (decrease) in net assets resulting from operations .....   (26,873,572)     79,162,264
 Distributions to shareholders from net investment income ...................   (92,125,216)   (268,509,479)
 Capital share transactions (Note 2) ........................................  (527,636,037)    480,038,146
                                                                             -------------------------------
        Net increase (decrease) in net assets ...............................  (646,634,825)    290,690,931
Net assets:
 Beginning of period ........................................................ 2,832,187,660   2,541,496,729
                                                                             ===============================
 End of period ..............................................................$2,185,552,835  $2,832,187,660
                                                                             ===============================
Undistributed net investment income included in net assets:
 End of period ..............................................................$   (1,580,403) $   (1,298,001)
                                                                             ===============================


                       See notes to financial statements.                     23

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discount from securities is amortized on a yield to maturity basis. Facility fees received are recognized as income over the expected term of the loan. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

E. ORGANIZATION COSTS:

Organization costs are amortized on a straight-line basis over five years.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited) (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

F. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. LINE OF CREDIT:

During the period ended January 31, 2002, the Fund borrowed $100 million under various credit facilities and paid $122,757 in interest and commitment fee expenses.

On December 21, 2001, the Fund terminated all existing credit facilities and entered into, along with certain other Franklin Templeton Funds, a $200 million senior unsecured credit facility for the purpose of funding shareholder redemptions. The termination date of this agreement is December 20, 2002. Interest expense is calculated on the Fund's borrowings at market rates. Commitment fees are allocated amongst the participating funds based on the relative proportion of net assets of each fund and are accrued at a rate of .09% per year. At January 31, 2002, the Fund had not utilized this credit facility.

H. AUDIT GUIDE:

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to August 1, 2001, premiums on fixed income securities were included in realized gains and losses. The cumulative effect of this accounting change resulted in a reduction of $58,234 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

The effect of this change for the period ended January 31, 2002 was to decrease net investment income by $59,746, increase unrealized gains by $34,033, and increase realized gains by $25,724. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.


2. SHARES OF BENEFICIAL INTEREST

The Fund may, on a quarterly basis, make tender offers at net asset value for the repurchase of a portion of the common shares outstanding. The price will be established as of the close of business on the day the tender offer ends. An early withdrawal charge may be imposed on shares offered for tender which have been held for less than twelve months.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited) (CONTINUED)



2. SHARES OF BENEFICIAL INTEREST (CONT.)

At January 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                         PERIOD ENDED                   YEAR ENDED
                                                       JANUARY 31, 2002                JULY 31, 2001
                                                 ------------------------------------------------------------
                                                     SHARES       AMOUNT           SHARES        AMOUNT
                                                 ------------------------------------------------------------
Shares sold ....................................  16,520,350  $ 149,078,831     135,483,175  $ 1,307,595,804
Shares issued in reinvestment of distributions .   6,625,895     59,201,766      19,247,577      184,070,432
Shares redeemed ................................ (82,739,020)  (735,916,634)   (106,217,953)  (1,011,628,090)
                                                 ------------------------------------------------------------
Net increase (decrease) ........................ (59,592,775) $(527,636,037)     48,512,799  $   480,038,146
                                                 ============================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

Management fees were reduced on assets invested in the Sweep Money Fund.

Distributors received contingent deferred sales charges for the period of $864,712.

The Fund pays an administrative fee to FT Services based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------
         .150%    First $200 million
         .135% Over $200 million, up to and including $700 million .100% Over $700 million, up to and including $1.2 billion
         .075%    In excess of $1.2 billion

The Fund pays a transfer agent fee to Investor Services of .40% per year of the average daily net assets of the Fund.


4. INCOME TAXES

At January 31, 2002, the unrealized depreciation based on the cost of investments for income tax purposes of $2,601,169,950 was as follows:

        Unrealized appreciation .................... $  25,897,647
        Unrealized depreciation ....................  (358,717,100)
                                                     --------------
        Net unrealized depreciation ................ $(332,819,453)
                                                     ==============

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited) (CONTINUED)



4. INCOME TAXES (CONT.)

At July 31, 2001, the Fund had tax basis capital losses of $4,581,379 which may be carried over to offset future capital gains. Such losses expire in 2008.

At July 31, 2001, the Fund has deferred capital losses occurring subsequent to October 31, 2000 of $2,231,923. For tax purposes, such losses will be reflected in the year ending July 31, 2002.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, and bond premiums.

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions, and bond premiums.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2002 aggregated $702,869,234 and $1,185,559,917, respectively.


6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 6.05% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions rather than higher rated securities. At January 31, 2002, the Fund held defaulted securities with a value aggregating $189,145,791 representing 8.65% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.


7. RESTRICTED SECURITIES

The fund may purchase securities through a private offering that generally cannot be resold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. At January 31, 2002, the Fund held one restricted security as follows:

                                                   ACQUISITION
SHARES  ISSUER                                        DATE      COST     VALUE
------------------------------------------------------------------------------
72,960  Rivus Internet Group Inc. ................   5/10/00   $18,240    $--

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